Note 25 - Derivative Financial Instruments - Hedge Reserve Evolution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	$ 1,300
Hedge accounting reserve	13,100	$ 1,300
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	1,259	(4,771)
Movements	11,863	6,030
Hedge accounting reserve	13,122	1,259
Foreign Exchange & Commodities [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	1,259	(4,771)
Movements	11,863	6,030
Hedge accounting reserve	$ 13,122	$ 1,259